Consolidated Schedule of Investments (unaudited)
July 31, 2025
iShares® Commodity Curve Carry Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Banco Santander SA, 4.42%, 02/02/26	$330	$330,174
Bank of Montreal, 4.49%, 01/13/26	250	249,938
Bank of Nova Scotia/Houston, 4.59%, 03/18/26, (1-day SOFR + 0.270%)(a)	330	330,114
Bayerische Landesbank (New York Branch), 4.50%, 08/14/25	400	400,006
BNP Paribas SA/New York
4.20%, 10/02/25	260	259,839
4.57%, 11/20/25, (1-day SOFR + 0.290%)(a)	340	340,082
Canadian Imperial Bank of Commerce/New York
4.49%, 01/23/26	250	249,968
4.62%, 02/09/26, (1-day SOFR + 0.300%)(a)	250	250,148
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 4.46%, 09/25/25	340	340,003
First Abu Dhabi Bank USA NV, 4.45%, 09/26/25	420	420,054
Landesbank Baden-Wuerttemberg/New York, 4.50%, 08/14/25	330	330,006
Mizuho Bank Ltd./New York, 4.60%, 11/07/25	270	269,950
Mizuho Bank Ltd/New York, 4.60%, 02/12/26	250	250,037
MUFG Bank Ltd./New York, 4.61%, 11/26/25, (1-day SOFR + 0.210%)(a)	340	340,057
Nordea Bank Abp/New York, 4.53%, 12/17/25, (1-day SOFR + 0.150%)(a)	340	340,082
Nordea Bank Abp/New York NY, 4.57%, 03/17/26, (1-day SOFR + 0.250%)(a)	290	290,035
Oversea-Chinese Banking Corp Ltd./New York, 4.41%, 08/08/25	300	300,002
Royal Bank of Canada, 4.60%, 11/25/25	270	270,078
Royal Bank of Canada/New York, 4.60%, 04/07/26, (1-day SOFR + 0.557%)(a)	250	250,051
Standard Chartered Bank (New York Branch), 4.60%, 02/11/26	250	250,031
Sumitomo Mitsui Financial Group Inc.
4.43%, 03/04/26	320	319,919
4.45%, 03/10/26	310	309,961
Svenska Handelsbanken AB/New York, 4.67%, 01/13/26, (1-day SOFR + 0.310%)(a)	260	260,128
Svenska Handelsbanken/New York, 4.58%, 02/20/26, (1-day SOFR + 0.340%)(a)	300	300,039
Toronto-Dominion Bank/NY, 4.71%, 06/04/26, (1-day SOFR + 0.350%)(a)	250	250,136
Total Certificates of Deposit — 22.8% (Cost: $7,499,974)		7,500,838
Commercial Paper
Australia & New Zealand Banking Group Ltd., 4.50%, 11/17/25, (1-day SOFR + 0.250%)(a)(b)	300	300,081
Bank of New York Mellon (The), 4.66%, 03/26/26, (1-day SOFR + 0.310%)(a)	250	249,977
Barton Capital SA, 4.47%, 08/29/25, (1-day SOFR + 0.250%)(a)(b)	310	310,028
BofA Securities Inc., 4.47%, 11/18/25	280	276,224
Citigroup Global Markets Inc., 4.66%, 03/20/26, (1-day SOFR + 0.300%)(a)(b)	250	250,047
Security	Par (000)	Value
Concord Minutemen Capital Co. LLC, 4.45%, 12/08/25	$320	$314,943
Duke Energy Corp., 4.52%, 08/11/25	360	359,503
E.ON SE, 4.54%, 08/04/25	500	499,748
ING U.S. Funding LLC, 4.48%, 10/03/25, (1-day SOFR + 0.250%)(a)	340	340,068
Jackson National Life Short Term Funding LLC, 4.39%, 08/19/25	250	249,422
JP Morgan Securities LLC, 4.53%, 11/04/25, (1-day SOFR + 0.390%)(a)(b)	270	270,149
Macquarie Bank Ltd., 4.50%, 11/19/25	260	256,438
National Australia Bank Ltd., 4.64%, 03/17/26, (1-day SOFR + 0.250%)(a)(b)	320	319,994
National Bank of Canada, 4.67%, 03/20/26, (1-day SOFR + 0.290%)(a)(b)	340	340,016
Nutrien Ltd., 4.59%, 08/05/25	250	249,841
Oversea-Chinese Banking Corp. Ltd., 4.41%, 09/18/25, (1-day SOFR + 0.280%)(a)(b)	290	290,017
Pure Grove Funding, 4.47%, 11/18/25	330	325,557
Salisbury Receivables Co. LLC, 4.34%, 08/01/25	270	269,967
Swedbank AB, 4.51%, 10/01/25, (1-day SOFR + 0.170%)(a)(b)	260	260,076
United Overseas Bank Ltd., 4.44%, 09/17/25, (1-day SOFR + 0.440%)(a)(b)	340	340,031
Total Commercial Paper — 18.5% (Cost: $6,040,701)		6,072,127
U.S. Treasury Obligations(c)
U.S. Treasury Bill, 4.32%, 08/05/25	1,000	999,520
Total U.S. Treasury Obligations — 3.1% (Cost: $993,418)		999,520
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	18,080,000	18,080,000
Total Money Market Funds — 55.0% (Cost: $18,080,000)		18,080,000
Total Investments — 99.4% (Cost: $32,614,093)		32,652,485
Other Assets Less Liabilities — 0.6%		206,833
Net Assets — 100.0%		$32,859,318

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Commodity Curve Carry Strategy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$11,020,000	$7,060,000 (a)	$—	$—	$—	$18,080,000	18,080,000	$314,207	$—

(a)	Represents net amount purchased (sold).
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate(a)	Frequency	Reference(b)	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.24%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Citibank N.A.	N/A	08/29/25	USD	12,929	$550,503	$—	$550,503
4.24%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/29/25	USD	17,748	755,743	—	755,743
4.24%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/29/25	USD	928	4,339	—	4,339
									$1,310,585	$—	$1,310,585

(a)	Represents 3-month Treasury Bill. Rate shown is the rate in effect as of period-end.
(b)	Please refer to the Reference Entity below for more details.

USD	United States Dollar
Reference Entity
The ICE BofA Commodity Enhanced Carry Total Return Index consists of futures contracts under each counterparty. The following table represents the individual long positions and related weighting of the future contracts underlying the ICE BofA Commodity Enhanced Carry Total Return Index as of July 31, 2025.
Futures contracts	Maturity date	Weight %
Brent Crude Oil	10/31/2025	28.9%
Gas Oil	12/11/2025	13.8
LME PRI Aluminum	12/16/2025	11.7
RBOB Gasoline	11/28/2025	11.5
LME Copper	12/16/2025	9.5
WTI Crude Oil	11/20/2025	8.8
Live Cattle	12/31/2025	3.8
Coffee	3/19/2026	3.4
Live Cattle	4/30/2026	2.8
Lean Hogs	12/12/2025	2.3
Cocoa	12/15/2025	2.2
LME Zinc	12/16/2025	1.3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Commodity Curve Carry Strategy ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$7,500,838	$—	$7,500,838
Commercial Paper	—	6,072,127	—	6,072,127
U.S. Treasury Obligations	—	999,520	—	999,520
Money Market Funds	18,080,000	—	—	18,080,000
	$18,080,000	$14,572,485	$—	$32,652,485
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$—	$1,310,585	$—	$1,310,585

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate